Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Text Block [Abstract]
Weighted average incremental borrowing rate	10.25%	10.25%
Short term lease expenses	$ 0
Low value lease expenses	$ 0